Risk Management (Details) - Schedule of financial assets and associated collateral - Credit risk [member] - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	$ 36,599,747	$ 34,410,578
Collateral	24,122,733	22,471,455
Net exposure	12,477,014	11,939,123
Associated ECL	1,050,080	1,038,147
Commercial loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	17,724,326	17,057,874
Collateral	10,171,168	9,887,154
Net exposure	7,553,158	7,170,720
Associated ECL	602,011	646,426
Mortgage Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	13,876,174	12,411,825
Collateral	13,331,941	11,931,235
Net exposure	544,233	480,590
Associated ECL	143,658	112,522
Consumer Loans [Member]
Risk Management (Details) - Schedule of financial assets and associated collateral [Line Items]
Maximum exposure to credit risk	4,999,247	4,940,879
Collateral	619,624	653,066
Net exposure	4,379,623	4,287,813
Associated ECL	$ 304,411	$ 279,199